Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	88 Months Ended	109 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000018473
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	2.65%	2.92%			8.08%
C000018475
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.08%	3.35%			7.90%
C000054855
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188220
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000018477
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000018476
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000054856
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054857
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000151972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000151973
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000151974
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000018473
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%	4.14%			8.73%
Without Sales Load [Member] | C000018475
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%	3.35%			7.90%
Without Sales Load [Member] | C000054855
Average Annual Return [Line Items]
Average Annual Return, Percent	9.03%	4.29%			8.88%
Without Sales Load [Member] | C000188220
Average Annual Return [Line Items]
Average Annual Return, Percent	9.29%	4.50%	11.88%
Without Sales Load [Member] | C000018477
Average Annual Return [Line Items]
Average Annual Return, Percent	9.17%	4.39%			9.00%
Without Sales Load [Member] | C000018476
Average Annual Return [Line Items]
Average Annual Return, Percent	8.67%	3.93%			8.59%
Without Sales Load [Member] | C000054856
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%	3.76%			8.34%
Without Sales Load [Member] | C000054857
Average Annual Return [Line Items]
Average Annual Return, Percent	8.65%	3.88%			8.45%
Without Sales Load [Member] | C000151972
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%	4.15%		7.47%
Without Sales Load [Member] | C000151973
Average Annual Return [Line Items]
Average Annual Return, Percent	9.17%	4.40%		7.74%
Without Sales Load [Member] | C000151974
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%	4.49%		7.85%
Lord Abbett Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%			8.92%
Lord Abbett Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%			8.92%
Lord Abbett Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%			8.92%
Lord Abbett Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%	8.96%
Lord Abbett Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%			8.92%
Lord Abbett Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%			8.92%
Lord Abbett Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%			8.92%
Lord Abbett Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%			8.92%
Lord Abbett Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%		7.72%
Lord Abbett Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%		7.72%
Lord Abbett Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%		7.72%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%			13.15%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%			13.15%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%			13.15%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%	14.28%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%			13.15%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%			13.15%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%			13.15%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%			13.15%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%		13.50%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%		13.50%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%		13.50%